SHARE-BASED PAYMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management personnel compensation, share-based payment	R$ 205,949	R$ 223,191
Non-current financial liabilities at fair value through profit or loss, classified as held for trading	11,816	21,521
Tax expense other than income tax expense	R$ 41,684	R$ 45,219